Share Based compensation - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	40.00%
Average historical share volatilities	36.70%
Expected dividend yield	0.00%
Expected life (years) | yr	3
Triggering Event I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 12
Period of trading day	20 out of 30 trading day
Triggering Event II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 14
Period of trading day	20 out of 30 trading day
Triggering Event III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Trading share price	$ 16
Period of trading day	20 out of 30 trading day